Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred shares, shares authorized	1,000,000	1,000,000
Preferred shares, shares issued	0	0
Preferred shares, shares outstanding	0	0
Common stock, share issued			8,076,275
Rocket Lab USA, Inc.
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, share authorized	46,000,000	46,000,000	47,000,000
Common stock, share issued	8,740,022	8,654,869
Common stock, share outstanding	8,740,022	8,654,869	8,076,275
Class A ordinary shares [Member]
Shares subject to possible redemption	32,000,000	28,025,733
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, share authorized	450,000,000	450,000,000
Common stock, share issued	0	3,974,267
Common stock, share outstanding	0	3,974,267
Temporary Equity, Par or Stated Value Per Share	$ 10.00	$ 10.00
Class B ordinary shares [Member]
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, share authorized	50,000,000	50,000,000
Common stock, share issued	8,000,000	8,000,000
Common stock, share outstanding	8,000,000	8,000,000
Series A Preferred Stock [Member] | Rocket Lab USA, Inc.
Preferred shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, shares authorized	6,898,281	6,898,281	6,898,281
Preferred shares, shares issued	6,898,281	6,898,281	6,898,281
Preferred shares, shares outstanding	6,898,281	6,898,281	6,898,281
Series B Preferred Stock [Member] | Rocket Lab USA, Inc.
Preferred shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, shares authorized	11,987,187	11,987,187	11,987,187
Preferred shares, shares issued	11,953,413	11,953,413	11,953,413
Preferred shares, shares outstanding	11,953,413	11,953,413	11,953,413
Series C Preferred Stock [Member] | Rocket Lab USA, Inc.
Preferred shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, shares authorized	4,900,204	4,900,204	4,887,114
Preferred shares, shares issued	4,887,114	4,887,114	4,887,114
Preferred shares, shares outstanding	4,887,114	4,887,114	4,887,114
Series D Preferred Stock [Member] | Rocket Lab USA, Inc.
Preferred shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, shares authorized	2,650,450	2,650,450	2,651,993
Preferred shares, shares issued	2,573,252	2,573,252	2,573,252
Preferred shares, shares outstanding	2,573,252	2,573,252	2,573,252
Series E preferred stock | Rocket Lab USA, Inc.
Preferred shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, shares authorized	4,368,313	4,368,313	6,342,843
Preferred shares, shares issued	4,368,313	4,368,313	4,368,313
Preferred shares, shares outstanding	4,368,313	4,368,313	4,368,313
Series E 1 preferred stock | Rocket Lab USA, Inc.
Preferred shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred shares, shares authorized	650,140	650,140
Preferred shares, shares issued	650,140	650,140
Preferred shares, shares outstanding	650,140	650,140